Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee Lease Description [Line Items]
Losses related to indemnification obligations	$ 0	$ 0	$ 0
Legal contingencies, accruals recorded	$ 0	$ 0
Lexington Massachusetts Facility
Lessee Lease Description [Line Items]
Operating lease term	10 years	10 years
Security deposit classified as restricted cash	$ 1,699	$ 1,699